Government Grants	12 Months Ended
Dec. 31, 2025
Government Grants [Abstract]
Government Grants

Note 16. Government Grants

The Company receives various government grants from the Singapore government to support employment and business operations.

Under the Wage Credit Scheme (“WCS”), the Singapore government co-funds 30% of qualifying wage increases given to Singaporean employees earning a gross monthly wage of up to SGD 4,000.

Under the Senior Employment Credit (“SEC”), the Singapore government provides wage offsets to employers who hire senior Singaporean employees aged 55 and above. The SEC supports up to 7% of wages paid to eligible employees earning up to SGD 4,000 per month, depending on the age group.

The Company also receives CPF Transition Offset, which is provided to offset increases in employer CPF contribution rates for senior workers.

In addition, the Company received a Corporate Income Tax (CIT) rebate, which is a cash grant provided to support businesses and reduce tax burden.

During the year ended December 31, 2025, 2024 and 2023, these government grants in aggregate amount of $13,183, $46,235 and $50,537, respectively were recognized as other income on the Company’s consolidated Statement of Operations when there was reasonable assurance that the Company has complied with the conditions attaching to the grants and the grants were received.